CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 1,402	$ 3,203	$ 17,534,925	$ (15,735,624)	$ (27,511)	$ 1,776,395
Balance at beginning (in shares) at Dec. 31, 2018	1,401,786	3,203,485
Stock Options Issued as Compensation			15,342			15,342
Net Income (Loss)				69,860	(40,537)	29,323
Common Stock Issued as Compensation		$ 5	25,995			26,000
Common Stock Issued as Compensation (in shares)		5,000
Stock Options Exercise		$ 3	5,397			5,400
Stock Options Exercise, shares		2,500
Stock-based compensation						41,340
Preferred Stock Dividend				(124,312)		(124,312)
Ending balance, value at Dec. 31, 2019	$ 1,402	$ 3,211	17,581,659	(15,790,076)	(68,048)	1,728,148
Balance at end (in shares) at Dec. 31, 2019	1,401,786	3,210,985
Net Income (Loss)				156,336	(13,550)	142,786
Common Stock Issued as Compensation
Stock Options Exercise		$ 2	5,398			5,400
Stock Options Exercise, shares		2,500
Stock-based compensation			74,386			74,386
Preferred Stock Dividend				(69,227)		(69,227)
Ending balance, value at Jun. 30, 2020	$ 1,402	$ 3,213	17,661,443	(15,702,967)	(81,598)	1,881,493
Balance at end (in shares) at Jun. 30, 2020	1,401,786	3,213,485
Beginning balance, value at Dec. 31, 2019	$ 1,402	$ 3,211	17,581,659	(15,790,076)	(68,048)	1,728,148
Balance at beginning (in shares) at Dec. 31, 2019	1,401,786	3,210,985
Stock Options Issued as Compensation			158,728			158,728
Net Income (Loss)				200,016	(26,657)	173,359
Stock Options Exercise		$ 2	5,398			5,400
Stock Options Exercise, shares		2,501
Stock-based compensation						158,728
Preferred Stock Dividend				(144,677)		(144,677)
Ending balance, value at Dec. 31, 2020	$ 1,402	$ 3,213	17,745,785	(15,734,737)	(94,705)	1,920,958
Balance at end (in shares) at Dec. 31, 2020	1,401,786	3,213,486
Beginning balance, value at Mar. 31, 2020	$ 1,402	$ 3,213	17,620,105	(15,858,672)	(74,111)	1,691,937
Balance at beginning (in shares) at Mar. 31, 2020	1,401,786	3,213,485
Net Income (Loss)				190,746	(7,487)	183,259
Stock-based compensation			41,338			41,338
Preferred Stock Dividend				(35,041)		(35,041)
Ending balance, value at Jun. 30, 2020	$ 1,402	$ 3,213	17,661,443	(15,702,967)	(81,598)	1,881,493
Balance at end (in shares) at Jun. 30, 2020	1,401,786	3,213,485
Beginning balance, value at Dec. 31, 2020	$ 1,402	$ 3,213	17,745,785	(15,734,737)	(94,705)	1,920,958
Balance at beginning (in shares) at Dec. 31, 2020	1,401,786	3,213,486
Conversion of preferred series to Common stock	$ (1,402)	$ 44	1,358
Conversion of preferred series to stock, shares	(1,401,786)	43,806
Proceeds from issuance of common stock and warrants net of offering costs		$ 1,600	9,453,294			9,454,894
Proceeds from issuance of common stock and warrants, shares		1,600,000
Net Income (Loss)				141,212	(5,311)	135,901
Stock Options Exercise		$ 5	(5)
Stock Options Exercise, shares		5,060				5,060
Stock-based compensation			76,221			$ 76,221
Preferred Stock Dividend				(63,683)		(63,683)
Ending balance, value at Jun. 30, 2021		$ 4,862	27,276,653	(15,657,208)	(100,016)	11,524,291
Balance at end (in shares) at Jun. 30, 2021		4,862,352
Beginning balance, value at Mar. 31, 2021	$ 1,402	$ 3,213	17,787,956	(15,771,521)	(96,464)	1,924,586
Balance at beginning (in shares) at Mar. 31, 2021	1,401,786	3,213,486
Conversion of preferred series to Common stock	$ (1,402)	$ 44	1,358
Conversion of preferred series to stock, shares	(1,401,786)	43,806
Proceeds from issuance of common stock and warrants net of offering costs		$ 1,600	9,453,294			9,454,894
Proceeds from issuance of common stock and warrants, shares		1,600,000
Net Income (Loss)				139,113	(3,552)	135,561
Stock Options Exercise		$ 5	(5)
Stock Options Exercise, shares		5,060
Stock-based compensation			34,050			34,050
Preferred Stock Dividend				(24,800)		(24,800)
Ending balance, value at Jun. 30, 2021		$ 4,862	$ 27,276,653	$ (15,657,208)	$ (100,016)	$ 11,524,291
Balance at end (in shares) at Jun. 30, 2021		4,862,352